ASSETS HELD FOR SALE (Details Narrative) - USD ($)	Jul. 24, 2024	Jun. 30, 2024	Feb. 07, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment		$ 3,682,345		$ 4,140,367	$ 3,961,275
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of building	$ 695,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment			$ 544,000	$ 575,000	$ 575,000
Building [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of building	695,000
Fair market value	749,000
Legal fee	$ 54,000